Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2010 Fund

JPMorgan SmartRetirement® 2015 Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the Prospectuses dated November 1, 2013, as supplemented

Change in Strategic Target Allocations. As stated in each Fund’s prospectuses, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may make changes when it believes it is beneficial to a Fund. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected in the changes to the prospectuses noted below.

JPMorgan SmartRetirement Income Fund and JPMorgan SmartRetirement 2010 Fund

The Strategic Target Allocations table and the sentence immediately preceding such table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectuses are hereby replaced with the following:

The Fund’s strategic target allocations among various asset classes and sub-asset classes as of the date of this prospectus are set forth below:

Strategic Target Allocations[1]
Fixed Income	52.5%
U.S. Fixed Income	34.5%
Inflation Managed	7.5%
High Yield	7.8%
Emerging Markets Debt	2.8%
Equity	34.5%
U.S. Large Cap Equity	19.0%
U.S. Small/Mid Cap Equity	4.0%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.0%
Commodities	1.5%
Global Natural Resources	1.5%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, the Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund and JPMorgan SmartRetirement 2055 Fund

For all Funds other than the JPMorgan SmartRetirement Income Fund and JPMorgan SmartRetirement 2010 Fund, the glide path and accompanying table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectuses is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	51.5%	34.5%	34.5%	34.5%
U.S. Large Cap Equity	43.3%	43.3%	43.3%	43.3%	40.0%	36.8%	31.5%	26.3%	19.0%	19.0%	19.0%
U.S. Small/Mid Cap Equity	10.0%	10.0%	10.0%	10.0%	9.3%	8.5%	7.3%	6.0%	4.0%	4.0%	4.0%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	16.8%	15.0%	13.0%	11.0%	7.0%	7.0%	7.0%
Emerging Markets Equity	8.3%	8.3%	8.3%	8.3%	7.5%	6.8%	5.8%	4.3%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	3.0%	3.0%	3.0%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	52.5%	52.5%	52.5%
U.S. Fixed Income	9.5%	9.5%	9.5%	9.5%	16.0%	22.5%	31.8%	36.5%	34.5%	34.5%	34.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield	3.0%	3.0%	3.0%	3.0%	3.3%	3.5%	4.0%	5.5%	7.8%	7.8%	7.8%
Emerging Markets Debt	1.5%	1.5%	1.5%	1.5%	1.8%	2.0%	2.3%	2.5%	2.8%	2.8%	2.8%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, the Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® Income Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the Prospectuses dated November 1, 2013, as supplemented

Change in Strategic Target Allocations. As stated in each Fund’s prospectuses, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may make changes when it believes it is beneficial to a Fund. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected in the changes to the prospectuses noted below.

JPMorgan SmartRetirement Income Fund

The Strategic Target Allocations table and the sentence immediately preceding such table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectuses are hereby replaced with the following:

The Fund’s strategic target allocations among various asset classes and sub-asset classes as of the date of this prospectus are set forth below:

Strategic Target Allocations[1]
Fixed Income	52.5%
U.S. Fixed Income	34.5%
Inflation Managed	7.5%
High Yield	7.8%
Emerging Markets Debt	2.8%
Equity	34.5%
U.S. Large Cap Equity	19.0%
U.S. Small/Mid Cap Equity	4.0%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.0%
Commodities	1.5%
Global Natural Resources	1.5%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, the Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2010 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the Prospectuses dated November 1, 2013, as supplemented

Change in Strategic Target Allocations. As stated in each Fund’s prospectuses, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may make changes when it believes it is beneficial to a Fund. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected in the changes to the prospectuses noted below.

JPMorgan SmartRetirement 2010 Fund

The Strategic Target Allocations table and the sentence immediately preceding such table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectuses are hereby replaced with the following:

The Fund’s strategic target allocations among various asset classes and sub-asset classes as of the date of this prospectus are set forth below:

Strategic Target Allocations[1]
Fixed Income	52.5%
U.S. Fixed Income	34.5%
Inflation Managed	7.5%
High Yield	7.8%
Emerging Markets Debt	2.8%
Equity	34.5%
U.S. Large Cap Equity	19.0%
U.S. Small/Mid Cap Equity	4.0%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.0%
Commodities	1.5%
Global Natural Resources	1.5%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, the Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2015 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the Prospectuses dated November 1, 2013, as supplemented

Change in Strategic Target Allocations. As stated in each Fund’s prospectuses, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may make changes when it believes it is beneficial to a Fund. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected in the changes to the prospectuses noted below.

JPMorgan SmartRetirement 2015 Fund

For all Funds other than the JPMorgan SmartRetirement Income Fund and JPMorgan SmartRetirement 2010 Fund, the glide path and accompanying table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectuses is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	51.5%	34.5%	34.5%	34.5%
U.S. Large Cap Equity	43.3%	43.3%	43.3%	43.3%	40.0%	36.8%	31.5%	26.3%	19.0%	19.0%	19.0%
U.S. Small/Mid Cap Equity	10.0%	10.0%	10.0%	10.0%	9.3%	8.5%	7.3%	6.0%	4.0%	4.0%	4.0%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	16.8%	15.0%	13.0%	11.0%	7.0%	7.0%	7.0%
Emerging Markets Equity	8.3%	8.3%	8.3%	8.3%	7.5%	6.8%	5.8%	4.3%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	3.0%	3.0%	3.0%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	52.5%	52.5%	52.5%
U.S. Fixed Income	9.5%	9.5%	9.5%	9.5%	16.0%	22.5%	31.8%	36.5%	34.5%	34.5%	34.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield	3.0%	3.0%	3.0%	3.0%	3.3%	3.5%	4.0%	5.5%	7.8%	7.8%	7.8%
Emerging Markets Debt	1.5%	1.5%	1.5%	1.5%	1.8%	2.0%	2.3%	2.5%	2.8%	2.8%	2.8%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, the Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2020 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the Prospectuses dated November 1, 2013, as supplemented

Change in Strategic Target Allocations. As stated in each Fund’s prospectuses, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may make changes when it believes it is beneficial to a Fund. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected in the changes to the prospectuses noted below.

JPMorgan SmartRetirement 2020 Fund

For all Funds other than the JPMorgan SmartRetirement Income Fund and JPMorgan SmartRetirement 2010 Fund, the glide path and accompanying table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectuses is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	51.5%	34.5%	34.5%	34.5%
U.S. Large Cap Equity	43.3%	43.3%	43.3%	43.3%	40.0%	36.8%	31.5%	26.3%	19.0%	19.0%	19.0%
U.S. Small/Mid Cap Equity	10.0%	10.0%	10.0%	10.0%	9.3%	8.5%	7.3%	6.0%	4.0%	4.0%	4.0%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	16.8%	15.0%	13.0%	11.0%	7.0%	7.0%	7.0%
Emerging Markets Equity	8.3%	8.3%	8.3%	8.3%	7.5%	6.8%	5.8%	4.3%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	3.0%	3.0%	3.0%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	52.5%	52.5%	52.5%
U.S. Fixed Income	9.5%	9.5%	9.5%	9.5%	16.0%	22.5%	31.8%	36.5%	34.5%	34.5%	34.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield	3.0%	3.0%	3.0%	3.0%	3.3%	3.5%	4.0%	5.5%	7.8%	7.8%	7.8%
Emerging Markets Debt	1.5%	1.5%	1.5%	1.5%	1.8%	2.0%	2.3%	2.5%	2.8%	2.8%	2.8%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, the Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2025 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the Prospectuses dated November 1, 2013, as supplemented

Change in Strategic Target Allocations. As stated in each Fund’s prospectuses, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may make changes when it believes it is beneficial to a Fund. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected in the changes to the prospectuses noted below.

JPMorgan SmartRetirement 2025 Fund

For all Funds other than the JPMorgan SmartRetirement Income Fund and JPMorgan SmartRetirement 2010 Fund, the glide path and accompanying table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectuses is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	51.5%	34.5%	34.5%	34.5%
U.S. Large Cap Equity	43.3%	43.3%	43.3%	43.3%	40.0%	36.8%	31.5%	26.3%	19.0%	19.0%	19.0%
U.S. Small/Mid Cap Equity	10.0%	10.0%	10.0%	10.0%	9.3%	8.5%	7.3%	6.0%	4.0%	4.0%	4.0%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	16.8%	15.0%	13.0%	11.0%	7.0%	7.0%	7.0%
Emerging Markets Equity	8.3%	8.3%	8.3%	8.3%	7.5%	6.8%	5.8%	4.3%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	3.0%	3.0%	3.0%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	52.5%	52.5%	52.5%
U.S. Fixed Income	9.5%	9.5%	9.5%	9.5%	16.0%	22.5%	31.8%	36.5%	34.5%	34.5%	34.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield	3.0%	3.0%	3.0%	3.0%	3.3%	3.5%	4.0%	5.5%	7.8%	7.8%	7.8%
Emerging Markets Debt	1.5%	1.5%	1.5%	1.5%	1.8%	2.0%	2.3%	2.5%	2.8%	2.8%	2.8%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, the Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2030 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the Prospectuses dated November 1, 2013, as supplemented

Change in Strategic Target Allocations. As stated in each Fund’s prospectuses, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may make changes when it believes it is beneficial to a Fund. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected in the changes to the prospectuses noted below.

JPMorgan SmartRetirement 2030 Fund

For all Funds other than the JPMorgan SmartRetirement Income Fund and JPMorgan SmartRetirement 2010 Fund, the glide path and accompanying table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectuses is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	51.5%	34.5%	34.5%	34.5%
U.S. Large Cap Equity	43.3%	43.3%	43.3%	43.3%	40.0%	36.8%	31.5%	26.3%	19.0%	19.0%	19.0%
U.S. Small/Mid Cap Equity	10.0%	10.0%	10.0%	10.0%	9.3%	8.5%	7.3%	6.0%	4.0%	4.0%	4.0%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	16.8%	15.0%	13.0%	11.0%	7.0%	7.0%	7.0%
Emerging Markets Equity	8.3%	8.3%	8.3%	8.3%	7.5%	6.8%	5.8%	4.3%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	3.0%	3.0%	3.0%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	52.5%	52.5%	52.5%
U.S. Fixed Income	9.5%	9.5%	9.5%	9.5%	16.0%	22.5%	31.8%	36.5%	34.5%	34.5%	34.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield	3.0%	3.0%	3.0%	3.0%	3.3%	3.5%	4.0%	5.5%	7.8%	7.8%	7.8%
Emerging Markets Debt	1.5%	1.5%	1.5%	1.5%	1.8%	2.0%	2.3%	2.5%	2.8%	2.8%	2.8%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, the Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2035 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the Prospectuses dated November 1, 2013, as supplemented

Change in Strategic Target Allocations. As stated in each Fund’s prospectuses, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may make changes when it believes it is beneficial to a Fund. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected in the changes to the prospectuses noted below.

JPMorgan SmartRetirement 2035 Fund

For all Funds other than the JPMorgan SmartRetirement Income Fund and JPMorgan SmartRetirement 2010 Fund, the glide path and accompanying table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectuses is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	51.5%	34.5%	34.5%	34.5%
U.S. Large Cap Equity	43.3%	43.3%	43.3%	43.3%	40.0%	36.8%	31.5%	26.3%	19.0%	19.0%	19.0%
U.S. Small/Mid Cap Equity	10.0%	10.0%	10.0%	10.0%	9.3%	8.5%	7.3%	6.0%	4.0%	4.0%	4.0%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	16.8%	15.0%	13.0%	11.0%	7.0%	7.0%	7.0%
Emerging Markets Equity	8.3%	8.3%	8.3%	8.3%	7.5%	6.8%	5.8%	4.3%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	3.0%	3.0%	3.0%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	52.5%	52.5%	52.5%
U.S. Fixed Income	9.5%	9.5%	9.5%	9.5%	16.0%	22.5%	31.8%	36.5%	34.5%	34.5%	34.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield	3.0%	3.0%	3.0%	3.0%	3.3%	3.5%	4.0%	5.5%	7.8%	7.8%	7.8%
Emerging Markets Debt	1.5%	1.5%	1.5%	1.5%	1.8%	2.0%	2.3%	2.5%	2.8%	2.8%	2.8%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, the Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2040 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the Prospectuses dated November 1, 2013, as supplemented

Change in Strategic Target Allocations. As stated in each Fund’s prospectuses, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may make changes when it believes it is beneficial to a Fund. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected in the changes to the prospectuses noted below.

JPMorgan SmartRetirement 2040 Fund

For all Funds other than the JPMorgan SmartRetirement Income Fund and JPMorgan SmartRetirement 2010 Fund, the glide path and accompanying table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectuses is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	51.5%	34.5%	34.5%	34.5%
U.S. Large Cap Equity	43.3%	43.3%	43.3%	43.3%	40.0%	36.8%	31.5%	26.3%	19.0%	19.0%	19.0%
U.S. Small/Mid Cap Equity	10.0%	10.0%	10.0%	10.0%	9.3%	8.5%	7.3%	6.0%	4.0%	4.0%	4.0%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	16.8%	15.0%	13.0%	11.0%	7.0%	7.0%	7.0%
Emerging Markets Equity	8.3%	8.3%	8.3%	8.3%	7.5%	6.8%	5.8%	4.3%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	3.0%	3.0%	3.0%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	52.5%	52.5%	52.5%
U.S. Fixed Income	9.5%	9.5%	9.5%	9.5%	16.0%	22.5%	31.8%	36.5%	34.5%	34.5%	34.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield	3.0%	3.0%	3.0%	3.0%	3.3%	3.5%	4.0%	5.5%	7.8%	7.8%	7.8%
Emerging Markets Debt	1.5%	1.5%	1.5%	1.5%	1.8%	2.0%	2.3%	2.5%	2.8%	2.8%	2.8%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, the Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2045 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the Prospectuses dated November 1, 2013, as supplemented

Change in Strategic Target Allocations. As stated in each Fund’s prospectuses, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may make changes when it believes it is beneficial to a Fund. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected in the changes to the prospectuses noted below.

JPMorgan SmartRetirement 2045 Fund

For all Funds other than the JPMorgan SmartRetirement Income Fund and JPMorgan SmartRetirement 2010 Fund, the glide path and accompanying table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectuses is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	51.5%	34.5%	34.5%	34.5%
U.S. Large Cap Equity	43.3%	43.3%	43.3%	43.3%	40.0%	36.8%	31.5%	26.3%	19.0%	19.0%	19.0%
U.S. Small/Mid Cap Equity	10.0%	10.0%	10.0%	10.0%	9.3%	8.5%	7.3%	6.0%	4.0%	4.0%	4.0%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	16.8%	15.0%	13.0%	11.0%	7.0%	7.0%	7.0%
Emerging Markets Equity	8.3%	8.3%	8.3%	8.3%	7.5%	6.8%	5.8%	4.3%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	3.0%	3.0%	3.0%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	52.5%	52.5%	52.5%
U.S. Fixed Income	9.5%	9.5%	9.5%	9.5%	16.0%	22.5%	31.8%	36.5%	34.5%	34.5%	34.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield	3.0%	3.0%	3.0%	3.0%	3.3%	3.5%	4.0%	5.5%	7.8%	7.8%	7.8%
Emerging Markets Debt	1.5%	1.5%	1.5%	1.5%	1.8%	2.0%	2.3%	2.5%	2.8%	2.8%	2.8%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, the Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2050 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the Prospectuses dated November 1, 2013, as supplemented

Change in Strategic Target Allocations. As stated in each Fund’s prospectuses, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may make changes when it believes it is beneficial to a Fund. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected in the changes to the prospectuses noted below.

JPMorgan SmartRetirement 2050 Fund

For all Funds other than the JPMorgan SmartRetirement Income Fund and JPMorgan SmartRetirement 2010 Fund, the glide path and accompanying table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectuses is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	51.5%	34.5%	34.5%	34.5%
U.S. Large Cap Equity	43.3%	43.3%	43.3%	43.3%	40.0%	36.8%	31.5%	26.3%	19.0%	19.0%	19.0%
U.S. Small/Mid Cap Equity	10.0%	10.0%	10.0%	10.0%	9.3%	8.5%	7.3%	6.0%	4.0%	4.0%	4.0%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	16.8%	15.0%	13.0%	11.0%	7.0%	7.0%	7.0%
Emerging Markets Equity	8.3%	8.3%	8.3%	8.3%	7.5%	6.8%	5.8%	4.3%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	3.0%	3.0%	3.0%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	52.5%	52.5%	52.5%
U.S. Fixed Income	9.5%	9.5%	9.5%	9.5%	16.0%	22.5%	31.8%	36.5%	34.5%	34.5%	34.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield	3.0%	3.0%	3.0%	3.0%	3.3%	3.5%	4.0%	5.5%	7.8%	7.8%	7.8%
Emerging Markets Debt	1.5%	1.5%	1.5%	1.5%	1.8%	2.0%	2.3%	2.5%	2.8%	2.8%	2.8%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, the Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2055 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the Prospectuses dated November 1, 2013, as supplemented

Change in Strategic Target Allocations. As stated in each Fund’s prospectuses, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may make changes when it believes it is beneficial to a Fund. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected in the changes to the prospectuses noted below.

JPMorgan SmartRetirement 2055 Fund

For all Funds other than the JPMorgan SmartRetirement Income Fund and JPMorgan SmartRetirement 2010 Fund, the glide path and accompanying table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectuses is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	51.5%	34.5%	34.5%	34.5%
U.S. Large Cap Equity	43.3%	43.3%	43.3%	43.3%	40.0%	36.8%	31.5%	26.3%	19.0%	19.0%	19.0%
U.S. Small/Mid Cap Equity	10.0%	10.0%	10.0%	10.0%	9.3%	8.5%	7.3%	6.0%	4.0%	4.0%	4.0%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	16.8%	15.0%	13.0%	11.0%	7.0%	7.0%	7.0%
Emerging Markets Equity	8.3%	8.3%	8.3%	8.3%	7.5%	6.8%	5.8%	4.3%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	3.0%	3.0%	3.0%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	52.5%	52.5%	52.5%
U.S. Fixed Income	9.5%	9.5%	9.5%	9.5%	16.0%	22.5%	31.8%	36.5%	34.5%	34.5%	34.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield	3.0%	3.0%	3.0%	3.0%	3.3%	3.5%	4.0%	5.5%	7.8%	7.8%	7.8%
Emerging Markets Debt	1.5%	1.5%	1.5%	1.5%	1.8%	2.0%	2.3%	2.5%	2.8%	2.8%	2.8%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, the Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE